Summary prospectus supplement	April 28, 2011

Putnam Income Fund Summary Prospectus dated February 28, 2011

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now solely Michael Salm, Carl Bell, Kevin Murphy and Raman Srivastava.

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